Investments (Schedule Of Gross Capital Gains And Losses By Investment Type) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital gains									$ 48.7	$ 29.3	$ 30.7
Gross capital losses									(55.6)	(80.9)	(57.6)
Net capital losses	1.0	7.7	(13.1)	(2.5)	(2.1)	(29.6)	(12.9)	(7.0)	(6.9)	(51.6)	(26.9)
Total Fixed Maturity Securities [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital gains									11.5	18.0	29.6
Gross capital losses									(2.4)	(2.6)	(35.0)
Provision For Commercial Mortgage Loan Losses [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital losses									(32.7)	(48.1)	(21.4)
Other [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital losses									(2.4)	(6.8)	(0.8)
Real Estate Investments [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital gains									35.2	9.6
Gross capital losses									(0.5)		(0.4)
Parent Company [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Net capital losses									(0.3)	(0.7)
Commercial Mortgage Loans [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital gains									0.9	1.2	1.1
Real Estate Owned [Member]
Gross Capital Gains And Losses By Investment Type [Line Items]
Gross capital gains									1.1	0.5
Gross capital losses									$ (17.6)	$ (23.4)